Commitments, Contingencies, and Concentration Risk - Contingencies - Incentive Plan (Details) - Incentive Plan - shares	9 Months Ended
	Sep. 30, 2024	Jun. 24, 2024
Commitments, Contingencies, and Concentration Risk
Percentage of shares reserved for issuance (in %)	15.00%
Number of shares issued (in shares)	2,544,021	2,544,021